important information regarding the federated money market funds

On February 23, 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. The changes to the Prospectuses, as set forth in the following supplement, are generally in response to such amendments.

SUPPLEMENT TO THE prospectuses

The Federated Money Market Funds includes all of the share classes of the Funds named below.

IN THE FOLLOWING FUNDS' PROSPECTUSES, PLEASE MAKE THE CHANGES IN ITEMS 1 THROUGH 6 BELOW.

Automated Government Cash Reserves, Automated Government Money Trust, Government Cash Series, Government Obligations Fund, Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Liberty U.S. Government Money Market Trust, Treasury Cash Series, Treasury Cash Series II, Treasury Obligations Fund, Trust for U.S. Treasury Obligations and U.S. Treasury Cash Reserves

IN THE FOLLOWING FUNDS' PROSPECTUSES, PLEASE MAKE THE CHANGES IN ITEMS 1 THROUGH 7 BELOW.

Automated Cash Management Trust, Federated Master Trust, Money Market Management, Prime Obligations Fund and Tax-Free Obligations Fund

IN THE FOLLOWING FUNDS' PROSPECTUSES, PLEASE MAKE THE CHANGE IN ITEMS 1 THROUGH 8 BELOW.

Alabama Municipal Cash Trust, Arizona Municipal Cash Trust, California Municipal Cash Trust, Connecticut Municipal Cash Trust, Florida Municipal Cash Trust, Georgia Municipal Cash Trust, Maryland Municipal Cash Trust, Massachusetts Municipal Cash Trust, Michigan Municipal Cash Trust, Minnesota Municipal Cash Trust, New Jersey Municipal Cash Trust, New York Municipal Cash Trust, North Carolina Municipal Cash Trust, Ohio Municipal Cash Trust, Pennsylvania Municipal Cash Trust, Virginia Municipal Cash Trust, Federated Tax-Free Trust, Federated Capital Reserves Fund, Municipal Cash Series, Municipal Obligations Fund, Prime Cash Series and Tax-Free Money Market Fund

1. Under “Risk/Return Summary,” “What are the Fund's Main Investment Strategies?”:

A. Delete any sentence which indicates that the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, as applicable.

B. Add the following as the new final paragraph:

“In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7).”

2. Under “What are the Fund's Investment Strategies?”:

A. Delete any sentence which indicates that the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, as applicable.

B. Add the following as a new final sentence to the first paragraph:

“Certain of the securities in which the Fund invests pay interest at a rate that is periodically adjusted (Adjustable Rate Securities).”

C. Add the following as a new final paragraph:

“Until June 30, 2010, the Fund will maintain a DWAM of 90 days or less. Thereafter, in order to comply with recent amendments to Rule 2a-7, the Fund will (1) maintain a DWAM of 60 days or less, and (2) maintain a weighted average life (WAL) of 120 days or less. For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.”

3. Under “What are the Specific Risks of Investing in the Fund?,” add the following as additional new risks:

“ RISKS ASSOCIATED WITH USE OF AMORTIZED COST

In the unlikely event that the Fund's board of trustees were to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.

CHANGING DISTRIBUTION LEVELS RISK

There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable NAV.”

4. Under “What Do Shares Cost?,” add the following new sentence directly following the sentence which indicates that the Fund attempts to maintain a constant NAV by valuing portfolio securities using the amortized cost method:

“In addition, for regulatory purposes, the Fund calculates a market-based NAV per Share on a periodic basis.”

5. Under “Limitations on Redemption Proceeds”:

A. For Prime Obligations Fund, Treasury Obligations Fund, Government Obligations Fund and Money Market Management, add the following as a new paragraph after the bullet point list:

“In addition, the Fund may suspend redemptions during any period in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and the rules thereunder, of the Investment Company Act of 1940.”

B. For all Funds but Prime Obligations Fund, Treasury Obligations Fund, Government Obligations Fund and Money Market Management, add the following as a final bullet point under the paragraph regarding suspension of redemptions:

“in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.”

6. Under the “Portfolio Holdings Information,” insert the following as a new third sentence in the first paragraph:

“In order to comply with amendments to Rule 2a-7, effective October 7, 2010, information concerning the Fund's portfolio holdings, as well as its DWAM and WAL, will be posted on the website five business days after the end of the month and remain posted on the website for six months thereafter.”

7. Effective December 31, 2010, under “What are the Fund's Investment Strategies?”:

Replace the sentence regarding the Adviser's monitoring of the credit risks of portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations with the following:

“The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of certain nationally recognized statistical rating organizations that have been designated by the Board (Designated NRSROs).”

8. Under “What are the Principal Securities in Which the Fund Invests?”:

A. Effective May 28, 2010, replace the “Investment Ratings” paragraph with the following:

“The securities in which the Fund invests must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings. The Fund will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 prohibits the Fund from investing more than 3% of its assets in Second Tier Securities.

The Fund complies with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the Fund may continue to hold the security even if the portfolio exceeds Rule 2a-7's limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause the Fund's portfolio to exceed Rule 2a-7 limits on the acquisition of securities. The Fund may continue to hold securities in excess of these limits, even if the Fund has the right to tender the security for purchase for its amortized cost value.”

B. Effective December 31, 2010, insert the word “Designated” before “NRSROs” in the preceeding two paragraphs.

IN THE FOLLOWING FUNDS' COMBINED PROSPECTUSES, PLEASE MAKE THE CHANGES IN ITEMS 1 THROUGH 6 BELOW.

Government Obligations Fund, Treasury Obligations Fund, Government Cash Series, Treasury Cash Series and Federated Government Reserves Fund

IN THE FOLLOWING FUNDS' COMBINED PROSPECTUSES, PLEASE MAKE THE CHANGES IN ITEMS 1 THROUGH 7 BELOW.

Prime Obligations Fund, Prime Cash Obligations Fund and Tax-Free Obligations Fund

IN THE FOLLOWING FUNDS' COMBINED PROSPECTUSES, PLEASE MAKE THE CHANGES IN ITEMS 1 THROUGH 8 BELOW.

Prime Management Obligations Fund, Prime Value Obligations Fund, Municipal Obligations Fund, Prime Cash Series, Municipal Cash Series, Federated Capital Reserves Fund and Federated Municipal Trust

1. Under the Introduction section, add the following as the final paragraph:

“In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7).”

2. Under the “Investment Strategy” section of each Fund:

A. Delete any sentence which indicates that the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, as applicable.

B. Add the following as a new final sentence to the first paragraph:

“Certain of the securities in which the Fund invests pay interest at a rate that is periodically adjusted (Adjustable Rate Securities).”

C. Add the following paragraph as the new final paragraph:

“Until June 30, 2010, the Fund will maintain a DWAM of 90 days or less. Thereafter, in order to comply with recent amendments to Rule 2a-7, the Fund will (1) maintain a DWAM of 60 days or less, and (2) maintain a weighted average life (WAL) of 120 days or less. For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.”

3. Under “What are the Specific Risks of Investing in the Funds?” add the following paragraphs as additional new risks, applicable to all Funds:

“ RISKS ASSOCIATED WITH USE OF AMORTIZED COST

In the unlikely event that the Funds' board of trustees were to determine pursuant to Rule 2a-7 that the extent of the deviation between a Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause a Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating a Fund under Rule 22e-3 under the Investment Company Act of 1940.

CHANGING DISTRIBUTION LEVELS RISK

There is no guarantee that a Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, a Fund's yield will vary. A low interest rate environment may prevent a Fund from providing a positive yield or paying Fund expenses out of current income and could impair a Fund's ability to maintain a stable NAV.”

4. Under “What Do Shares Cost?,” add the following new sentence directly following the sentence which indicates that the Funds attempt to maintain a constant NAV by valuing portfolio securities using the amortized cost method:

“In addition, for regulatory purposes, the Funds calculate a market-based NAV per Share on a periodic basis.”

5. Under “Limitations on Redemption Proceeds,” add the following as a new paragraph following the final bullet point list:

“In addition, the Funds may suspend redemptions during any period in which there are emergency conditions, including liquidation of a Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.”

6. Under the “Portfolio Holdings Information, insert the following as a new third sentence in the first paragraph:

“In order to comply with amendments to Rule 2a-7, effective October 7, 2010, information concerning the Funds' portfolio holdings, as well as their DWAM and WAL, will be posted on the website five business days after the end of the month and remain posted on the website for six months thereafter.”

7. Effective December 31, 2010, under “What are the Funds Investment Strategies?”:

Replace the sentence regarding the Adviser's monitoring of the credit risks of portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations with the following:

“The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of certain nationally recognized statistical rating organizations that have been designated by the Board (Designated NRSROs).”

8. Under “What are the Principal Securities in Which the Funds Invest?”:

A. Effective May 28, 2010, replace the “Investment Ratings” paragraph with the following:

“The securities in which the Funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings. The Funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 prohibits the Funds from investing more than 3% of its assets in Second Tier Securities.

The Funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the Funds may continue to hold the security even if the portfolio exceeds Rule 2a-7's limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause the Funds' portfolio to exceed Rule 2a-7 limits on the acquisition of securities. The Funds may continue to hold securities in excess of these limits, even if the Funds have the right to tender the security for purchase for its amortized cost value.”

B. Effective December 31, 2010, insert the word “Designated” before “NRSROs” in the preceeding two paragraphs.

May 4, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450540 (5/10)

important information regarding
the federated money market funds

On February 23, 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. The changes to the Statements of Additional Information, as set forth in the following supplement, are generally in response to such amendments.

SUPPLEMENT TO the statements of additional information

The Federated Money Market Funds includes all of the share classes of the Funds named below.

IN THE FOLLOWING FUNDS’ STATEMENTS OF ADDITIONAL INFORMATION, PLEASE MAKE THE CHANGE IN ITEMS 1 AND 2 BELOW.

Automated Government Cash Reserves, Automated Government Money Trust, Federated Government Reserves Fund, Government Cash Series, Government Obligations Fund, Government Obligations Tax-Managed Fund, Liberty U.S. Government Money Market Trust, Treasury Cash Series, Treasury Cash Series II, Treasury Obligations Fund, Trust for U.S. Treasury Obligations Fund and U.S. Treasury Cash Reserves

IN THE FOLLOWING FUNDS’ STATEMENTS OF ADDITIONAL INFORMATION, PLEASE MAKE THE CHANGES IN ITEMS 1 AND 2 BELOW.

Alabama Municipal Cash Trust, Arizona Municipal Cash Trust, California Municipal Cash Trust, Connecticut Municipal Cash Trust, Florida Municipal Cash Trust, Georgia Municipal Cash Trust, Maryland Municipal Cash Trust, Massachusetts Municipal Cash Trust, Michigan Municipal Cash Trust, Minnesota Municipal Cash Trust, New Jersey Municipal Cash Trust, New York Municipal Cash Trust, North Carolina Municipal Cash Trust, Ohio Municipal Cash Trust, Pennsylvania Municipal Cash Trust, Virginia Municipal Cash Trust, Automated Cash Management Trust, Federated Master Trust, Federated Municipal Trust, Federated Tax-Free Trust, Federated Capital Reserves Fund, Money Market Management, Municipal Cash Series, Municipal Obligations Fund, Prime Cash Series, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund, Prime Value Obligations Fund, Tax-Free Money Market Fund and Tax-Free Obligations Fund

1. Effective May 28, 2010, under “Investment Objective (and Policies) and Investment Limitations,”the Investment Limitation entitled “Illiquid Securities” should read as follows:

“The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.”

2. Under “Investment Objective (and Policies) and Investment Limitations,”the section entitled Regulatory Compliance should read as follows:

“The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.”

May 4, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450542 (5/10)